Fair Value Measurements - Schedule of Fair Value of Assets Measured on Nonrecurring Basis (Detail) - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	$ 636	$ 2,073
Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	99
Level III [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	636	$ 2,073
Level III [Member] | Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	$ 99